Stock-Based Compensation - Summary of Stock Option Activity (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of shares, beginning balance	334,800	334,800	334,800
Number of shares, granted	425,500	0	0
Number of shares, exercised	0	0	0
Number of shares, Canceled	0	0	0
Number of shares, ending balance	760,300	334,800	334,800
Number of shares, options exercisable	391,285	334,800
Weighted average exercise price, beginning balance	$ 6.00	$ 6.00	$ 6.00
Weighted average exercise price, granted	$ 7.71
Weighted average exercise price, Exercised	$ 0	$ 0	$ 0
Weighted average exercise price, Canceled	$ 0	$ 0	$ 0
Weighted average exercise price, ending balance	$ 6.96	$ 6.00	$ 6.00
Weighted average exercise price, Options exercisable	$ 6.25	$ 6.00
Weighted average remaining contractual life	7 years 3 months 18 days	5 years
Weighted average remaining contractual life, options exercisable	5 years 2 months 12 days	5 years